Commitments and Contingencies (Details) tbtu / yr in Millions, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) tbtu / yr item trains
Commitments and Contingencies [Line Items]
Loss Contingency, Pending Claims, Number | item	0
SPA Commitment [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Contract Volumes | tbtu / yr	438.7
Bechtel EPC Contracts [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Number of Liquefaction LNG Trains | trains	3
EPC Contract Stage 1 [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Number of Liquefaction LNG Trains | trains	2
Number Of LNG Storage Tanks | item	2
Number of Marine Berths | item	1
Long-term Purchase Commitment, Amount	$ 7,700.0
EPC Contract Stage 1 [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	$ 30.0
EPC Contract Stage 2 [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Number of Liquefaction LNG Trains | trains	1
Number Of LNG Storage Tanks | item	1
Long-term Purchase Commitment, Amount	$ 2,400.0
EPC Contract Stage 2 [Member] | Prior to Issuance of Notice To Proceed [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	5.0
EPC Contract Stage 2 [Member] | After Issuance Of Notice To Proceed [Member] | CCL [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Contract Termination Convenience Penalty	$ 30.0
Transportation And Storage Service Agreement [Member] | CCL [Member]
Commitments and Contingencies [Line Items]
Long-term Purchase Commitment, Period	20 years